www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company OFS Credit Company, Inc. (“OCCI”) NASDAQ: OCCI (common stock) NASDAQ: OCCIN, OCCIO and OCCIM (preferred stock) Investor Presentation December 2024

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Important Disclosures 2 This presentation and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with OFS Credit Company, Inc. (the “Company” or “OCCI”) or any of its affiliates. This presentation is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities, and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective. This presentation is solely for the use of the intended recipient(s). The information and its contents are the property of OFS and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only. Investors should read the Company’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company. There is no guarantee that any of the goals, targets or objectives described in this presentation will be achieved. An investment in the Company is not appropriate for all investors, is speculative and entails substantial risk. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein. Neither OFS nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed. Information contained on our website is not incorporated by reference into this report and you should not consider information contained on our website to be part of this report or any other report we file with the SEC. This presentation contains "forward looking statements" that are subject to risks and uncertainties. Forward-looking statements can be identified by terminology such as “anticipate,” “believe,” “could,” “could increase the likelihood,” “estimate,” “expect,” “intend,” “is planned,” “may,” “should,” “will,” “will enable,” “would be expected,” “look forward,” “may provide,” “would” or similar terms, variations of such terms or the negative of those terms. Such forward-looking statements involve known and unknown risks, uncertainties and other factors including those risks, uncertainties and factors referred to in the Company’s public filings with the SEC. As a result of such risks, uncertainties and factors, actual results may differ materially from any future results, performance or achievements discussed in or implied by the forward-looking statements contained herein. The Company is providing the information as of this date and assumes no obligations to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. OFS is a brand name and is meant to include Orchard First Source Asset Management Holdings, LLC, and its direct and indirect subsidiaries, including OFS Capital Management, LLC, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC, which are registered investment advisers, OFS Capital Corporation, a publicly traded business development company (NASDAQ “OFS”), OFS Credit Company, Inc., a publicly traded registered closed-end fund (NASDAQ “OCCI”), and their predecessor entities. CIM Assets Owned and Operated (AOO) represents the aggregate assets owned and operated by CIM on behalf of partners (including where CIM contributes alongside for its own account) and co-investors, whether or not CIM has discretion, in each case without duplication. Please note, changes in global, national, regional or local economic, demographic or capital market conditions (including those caused by the impacts of the ongoing war between Russia and Ukraine, the escalated armed conflict in the Middle East, interest rate changes and elevated inflation rates, instability in the U.S. and international banking systems, the agenda of the new U.S. Presidential administration, including the potential impact of tariff enactment and tax reductions, the risk of recession or a shutdown of U.S. government services and related market volatility) may continue to have a significant negative impact on our business, financial condition, results of operations and cash flows and those of our portfolio companies, including our and their ability to achieve our respective objectives. OFS®, OFS Capital®, OFS Credit® and HPCI® are registered trademarks of Orchard First Source Asset Management, LLC. OFS Capital Management is a trademark of Orchard First Source Asset Management, LLC.. All other trademarks or trade names are the property of their respective owners.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) 3 Overview » OCCI is a Nasdaq-listed closed-end fund that primarily invests in CLO equity and debt securities » Net Asset Value per common share of $7.18 as of October 31, 2024 Advisor » OFS was established in 1994 and has $3.9 billion of assets under management1 » Focused on: (1) structuring and investing in CLO equity and CLO debt; (2) managing CLOs (investing in broadly syndicated loans financed through CLOs); and (3) direct loan origination Alignment of Interest » As of October 31, 2024, insiders own ~4.1% of OCCI’s common shares CLOs are an attractive asset class » Collateralized by floating rate loans of large, U.S.-based corporations » Diversified by a large number of distinct underlying borrowers across various industry sectors with varying vintages » Financed with matched funding (meaning that investments are planned to correspond to the timing of payments on financing) Distributions » Annual cash distribution of $1.382, 3 » ~$12.34 of distributions declared since October 2018 IPO4 1. As of September 30, 2024. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. | 2. Reflects annualized distribution rate on the most recent monthly all-cash distribution of $0.115 declared on shares of common stock for each of the three months in the fiscal quarter ending January 31, 2025. The November 2024 distribution was paid on November 29, 2024, in cash to stockholders of record as of November 19, 2024. The December 2024 distribution is payable on December 31, 2024, in cash to stockholders of record as of December 20, 2024. The January 2025 distribution is payable on January 31, 2025, in cash to stockholders of record as of January 21, 2025. | 3. Based on OCCI's estimated net investment income, as determined in accordance with U.S. generally accepted accounting principles, for the eleven months ended November 30, 2024, OCCI estimates that 78% of calendar year 2024 distributions were from ordinary income and 22% were from return of capital. The Company’s fiscal year differs from the calendar year period on which the tax character of distributions is determined for Form 1099-DIV reporting purposes. The ultimate tax character of the Company’s distributions cannot be determined until the corresponding tax return is filed. The estimated information provided is not for tax reporting purposes and could differ materially from amounts reported to common shareholders on Form 1099-DIV. Past performance is not indicative of future results, and distributions are not guaranteed. | 4. Includes distributions declared on October 28, 2024. Long-Standing CLO Manager with Expertise in Structuring CLOs and Investing in the Underlying Corporate Loans OFS is an Experienced CLO Equity Investor Robust Credit Team with Analyst Coverage of the Senior Secured Loan Market OFS has a Strong Balance Sheet and Low Leverage Why OFS and OCCI?

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company » Net investment income (“NII”) of $4.5 million, or $0.24 per common share, for the fiscal quarter ended October 31, 2024. This compares to NII of $3.9 million, or $0.24 per common share, for the fiscal quarter ended July 31, 2024. Net Asset Value per common share of $7.18 as of October 31, 2024. » Core net investment income (“Core NII”)2 of $10.7 million, or $0.57 per common share, for the fiscal quarter ended October 31, 2024. This compares to Core NII of $7.6 million, or $0.47 per common share, for the fiscal quarter ended July 31, 2024. » During the fiscal quarter ended October 31, 2024, the earned income yield3 of our investment portfolio, based on average amortized cost, was 14.49%. 4 1. Past performance is not indicative of future results, and distributions are not guaranteed. 2. Core NII is a financial measure calculated and presented on a basis of methodology other than in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Core NII represents NII adjusted for differences in applicable cash distributions received on our CLO equity investments and equity-related investments that have not been optionally redeemed relative to income recognized in accordance with GAAP. See slide 18 “Supplemental Schedule - Core Net Investment Income” for additional information. 3. Interest income yield is calculated as total investment income earned on the investment portfolio (excluding idle cash interest income) divided by the average total investments at cost (annualized). Fourth Fiscal Quarter 2024 Highlights1 Fiscal Quarter Ended (Unaudited) 10/31/2024 7/31/2024 Per Common Share Net investment income $ 0.24 $ 0.24 Net realized loss on investments (0.24) (0.37) Net unrealized appreciation on investments 0.28 0.35 Net earnings $ 0.28 $ 0.22 Reconciliation of Core NII — Non-GAAP2 Net investment income $ 0.24 $ 0.24 CLO equity adjustments 0.33 0.23 Core NII $ 0.57 $ 0.47 » On October 28, 2024, OFS Credit’s board of directors declared monthly cash distributions of $0.115 per common share for common stockholders for each of the three months in the quarter ending January 31, 2025, which implied an annualized cash distribution rate of 19.5% based on the closing market price of $7.07 per common share on October 31, 2024: Month Record Date Payment Date Cash Distribution Per Share November 2024 November 19, 2024 November 29, 2024 $0.115 December 2024 December 20, 2024 December 31, 2024 $0.115 January 2025 January 21, 2025 January 31, 2025 $0.115

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company » We believe CLO equity has the potential to generate higher quarterly cash distributions relative to other high-yielding credit investments - CLOs primarily invest in a diversified pool of loans to large, rated U.S. corporations - Generally, first lien senior secured - Floating rate loans and liabilities providing natural hedge in a changing rate environment - Deep asset class with ~$1.0 trillion of CLOs outstanding1 » Access to infrastructure and resources of large platform - OFS Capital Management is focused on investing in corporate credit and has $3.9 billion in assets under management2 - Senior management has worked together for over 10 years » OFS Capital Management is uniquely positioned to manage OFS Credit Company - OFS Capital Management has dual experience as both a CLO equity investor (structuring expertise) and CLO manager (deep knowledge of underlying senior secured corporate loans) - OFS has managed CLOs since its inception and has invested approximately $23 billion in more than 11,000 transactions primarily through CLO vehicles3 5 1. Source: BofA Global Research. As of September 30, 2024. 2. As of September 30, 2024. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. 3. Refers to CLOs that OFS Capital Management managed and OFS CLO Management, OFS CLO Management II, LLC and OFS CLO Management III manage. These CLOs are not held by OFS Credit. OFS Credit Company (NASDAQ: OCCI)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company 6 Access to Infrastructure and Resources of Large Platform1 » OFS is part of a group of affiliated firms controlled by Richard Ressler that own, operate and manage approximately $32 billion of real assets and corporate credit » Since 1994, OFS Capital Management2 has invested approximately $23 billion in more than 11,000 transactions and has offices in Chicago, Los Angeles and New York City Real Estate / Infrastructure $27.8 billion of Assets Owned or Operated3 Venture Capital $152 million AUM5 Richard S. Ressler Corporate Credit $3.9 billion AUM4 OFS Credit Company (NASDAQ: OCCI) CIM Group OFS Capital Management OCV Partners 1. Despite Mr. Ressler’s involvement in each, none of CIM, OFS, or Orchard Capital Ventures has the benefit of any cross-guarantee. None of these entities are entitled to draw on the capital of any other, and no guarantee of the liabilities of any such entity by any other such entity should be inferred from their relationship. 2. Includes OFSAM Holdings, its predecessor entity, and its direct and indirect subsidiaries. 3. As of June 30, 2024. See Important Disclosures on page 2. 4. As of September 30, 2024. 5. As of June 30, 2024.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Access to Infrastructure and Resources of Large Platform 7 1. As of September 30, 2024. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. $3.9 Billion Assets Under Management1 SMAs/Sub-advised accounts CLO Facilities BDCs OFS Platforms Closed-end Listed Fund » Primarily invests in senior secured, floating rate loans to US based middle-market borrowers » Publicly traded BDC, OFS Capital Corporation (NASDAQ: “OFS”) » Hancock Park Corporate Income, Inc. - non-listed BDC Middle Market Lending » Invests in broadly syndicated loans, primarily in the 1st lien, senior secured tranches of the capital structure » CLOs » SMAs/Sub-advised accounts Broadly Syndicated Loans » Structure and invest in CMBS, CLO equity and debt » Publicly traded closed-end fund, OFS Credit Company, Inc. (NASDAQ: "OCCI") » SMAs/Sub-advised accounts Structured Credit Investing » Investing across the U.S. corporate loan market » Seasoned investment team with diverse skill set - dedicated industry analysts and loan and CLO structuring expertise within the platform

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Portfolio Composition and Years of Reinvestment 8 Years of Reinvestment Period Remaining2, 3Portfolio Composition1 1. Based on fair value as of October 31, 2024. 2. Weighted by fair value as of October 31, 2024. Includes estimated reinvestment end dates for warehouse investments and unsettled trades. 3. The weighted average years of reinvestment period remaining on the investment portfolio is 3.1 years. 4. Represents the fair value of discounted cash flows from fee rebates earned from CLO equity investments. 5. Includes securities out of reinvestment period. 4 5

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Portfolio Highlights 9 1. Net of realized gains/(losses) on investments sold or repaid. Includes return of capital distributions received on CLO equity investments which have been optionally redeemed. 2. Includes CLO equity and debt accretion. 3. Represents the fair value of discounted cash flows from fee rebates earned from CLO equity investments. Fiscal Quarter Ended (Unaudited) 10/31/2024 7/31/2024 4/30/2024 1/31/2024 10/31/2023 Select Portfolio Funds Roll Data Beginning investment balance at cost $ 206,533,305 $ 215,548,125 $ 225,314,651 $ 219,978,627 $ 195,620,796 Portfolio purchases 81,096,179 12,129,290 15,886,277 15,114,639 36,486,875 Portfolio sales/repayments1 (26,710,116) (17,558,156) (22,115,258) (7,327,768) (8,500,000) Accretion/amortization2 7,027,405 5,966,147 6,201,465 6,375,834 6,463,474 CLO equity waterfall payments (13,028,120) (9,552,101) (9,739,010) (8,826,681) (10,092,518) Ending investment balance at cost $ 254,918,653 $ 206,533,305 $ 215,548,125 $ 225,314,651 $ 219,978,627 As of (Unaudited) 10/31/2024 7/31/2024 4/30/2024 1/31/2024 10/31/2023 Investment Mix - Based on Fair Value CLO equity $ 186,656,257 $ 122,587,852 $ 125,024,619 $ 124,656,334 $ 119,610,277 CLO debt 21,080,648 34,691,634 38,283,192 44,731,684 41,998,429 Loan accumulation facilities 5,500,000 2,500,000 — 7,323,750 5,540,417 Other3 1,613,752 1,332,522 1,304,499 923,583 948,605 Total Investments $ 214,850,657 $ 161,112,008 $ 164,612,310 $ 177,635,351 $ 168,097,728

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Debt Capital Summary as of October 31, 2024 10 Preferred Stock Mix by Remaining Legal Term1 Preferred Stock by Series Funding Source: Outstanding Par NASDAQ Ticker Coupon Payment Frequency Optional Redemption Date Maturity Date Preferred Stock Series C Term Preferred Stock $ 23,000,000 OCCIO 6.125% Monthly Callable April 30, 2026 Series D Term Preferred Stock 3,000,000 N/A 6.000% Monthly Callable June 10, 2026 Series E Term Preferred Stock 35,000,000 OCCIN 5.250% Monthly Callable December 31, 2026 Series F Term Preferred Stock 29,900,000 OCCIM 7.875% Monthly October 31, 2026 October 31, 2029 Total Preferred Stock $ 90,900,000 6.360% 1. Percentages may not sum to 100% due to rounding

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Track Record 11 Cumulative Distributions1 $12.34 per share in distributions declared since inception1 Annual distribution rate of 19.2%2 1. Distributions are not guaranteed. Past performance is not indicative of future results. Includes the most recent distributions declared on October 28, 2024. 2. Calculated by annualizing the most recent monthly all-cash distribution of $0.115 declared on shares of common stock for each of the three months in the fiscal quarter ending January 31, 2025, divided by the net asset value per share as of October 31, 2024.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Underlying Portfolio Characteristics S&P Rating Distribution of Underlying Obligors1, 2 Maturity Distribution of Underlying Obligors1 Spread Distribution of Underlying Obligors1 1. Source: CLO trustee reports as reported by Intex. Based on the issuers’ most recently reported positions and weighted by par value as of October 31, 2024. Percentages may not sum to 100% due to rounding. 2. NR represents underlying obligors not rated by S&P. 12

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Industry Exposure and Top 10 Obligors1 13 Top 10 Underlying Obligors Obligor 10/31/24 % of Total Asurion 0.7% Virgin Media 0.6% Calpine 0.5% Mcafee 0.4% Transdigm 0.4% Allied Universal Holdco 0.4% Ineos Group 0.4% Starfruit Topco Cooperatief Ua 0.4% Blackstone Mortgage Trust 0.4% Acrisure 0.4% Total 4.6% Top 10 Industries of Underlying Obligors Moody's Industry Name 10/31/24 % of Total Banking, Finance, Insurance & Real Estate 9.7% High Tech Industries 9.4% Services: Business 9.4% Healthcare & Pharmaceuticals 8.6% Hotel, Gaming & Leisure 5.1% Chemicals, Plastics & Rubber 4.8% Construction & Building 4.8% Media: Broadcasting & Subscription 4.5% Services: Consumer 3.8% Telecommunications 3.7% Total 63.8% 1. Source: CLO trustee reports as reported by Intex.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Trade Secret | Confidential Information Appendices

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company 15 Experienced Leadership of OFS Capital Management Bilal Rashid » President and Senior Managing Director of OFS Capital Management » Chairman, President and Chief Executive Officer of OCCI » 25+ years of experience (10+ with OFS) » Formerly Head of Global Structured Credit At Merrill Lynch, which included CLO team » Actively involved in originating, structuring and managing CLOs throughout career Jeff Cerny » Chief Financial Officer and Senior Managing Director of OFS Capital Management » Director and Chief Financial Officer of OCCI » 35+ years experience (20+ with OFS) » Actively involved in structuring and managing CLOs since 2000 Glen Ostrander » Managing Director of OFS Capital Management – Structured Credit Portfolio Manager » 25+ years of experience (10+ with OFS) » Previously worked in Structured Credit group at Merrill Lynch » Actively involved in originating, structuring and managing CLOs throughout career Ken Brown » Managing Director of OFS Capital Management – Broadly Syndicated Loan Portfolio Manager » 25+ years experience (15+ with OFS) » Previously Vice President at GE Antares Capital » Actively involved in managing CLOs since 2011 Experienced management team that has underwritten through multiple business cycles The Senior Investment Team of OFS averages over 25 years of experience structuring and investing in CLOs, debt securities, and loans

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company 16 Condensed Balance Sheets As of 10/31/2024 7/31/2024 4/30/2024 1/31/2024 10/31/2023 (Audited) (Unaudited) (Unaudited) (Unaudited) (Audited) Assets Investments, at fair value $ 214,850,657 $ 161,112,008 $ 164,612,310 $ 177,635,351 $ 168,097,728 Cash 24,696,288 22,007,239 15,301,126 6,872,267 16,781,214 Other assets 1,227,105 867,068 447,586 942,847 1,054,333 Total assets $ 240,774,050 $ 183,986,315 $ 180,361,022 $ 185,450,465 $ 185,933,275 Liabilities Preferred stock, net $ 88,973,544 $ 60,088,407 $ 59,981,807 $ 59,875,207 $ 62,766,821 Payable to advisor and affiliates 2,850,702 2,372,229 2,343,407 2,646,700 2,772,467 Other liabilities 343,000 517,000 427,500 380,000 205,000 Total liabilities 92,167,246 62,977,636 62,752,714 62,901,907 65,744,288 Net assets 148,606,804 121,008,679 117,608,308 122,548,558 120,188,987 Total liabilities and net assets $ 240,774,050 $ 183,986,315 $ 180,361,022 $ 185,450,465 $ 185,933,275 Number of shares outstanding 20,701,251 16,718,677 16,023,177 15,948,379 15,917,015 Net asset value per share $ 7.18 $ 7.24 $ 7.34 $ 7.68 $ 7.55 Preferred stock / net assets1 0.61x 0.50x 0.52x 0.50x 0.53x 1. Calculated on preferred stock principal.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Condensed Statements of Operations 17 Fiscal Quarter Ended (Unaudited) 10/31/2024 7/31/2024 4/30/2024 1/31/2024 10/31/2023 Investment income Interest income $ 8,589,631 $ 7,451,266 $ 8,072,956 $ 8,439,715 $ 9,079,506 Expenses Interest expense 1,171,266 963,162 963,162 979,848 1,021,241 Incentive fee 1,121,024 964,744 1,125,769 1,147,589 1,332,506 Management fees 1,057,373 804,026 789,792 811,596 815,223 Administration fees 355,385 400,316 277,576 338,743 315,464 Professional fees 215,170 258,279 209,453 300,011 184,380 Other general & administrative expenses 185,317 201,762 204,128 271,571 80,669 Net investment income 4,484,096 3,858,977 4,503,076 4,590,357 5,330,023 Net realized gain (loss) on investments (4,540,922) (5,938,328) (1,896,839) (1,851,708) — Net unrealized appreciation (depreciation) on investments 5,353,302 5,514,518 (3,256,515) 4,201,599 (3,335,586) Net gain (loss) on investments 812,380 (423,810) (5,153,354) 2,349,891 (3,335,586) Net increase (decrease) in net assets resulting from operations $ 5,296,476 $ 3,435,167 $ (650,278) $ 6,940,248 $ 1,994,437 Weighted average common shares outstanding 18,652,031 16,211,566 15,973,110 15,925,117 14,638,499 Earnings per common share Net investment income per common share $ 0.24 $ 0.24 $ 0.28 $ 0.29 $ 0.36 Net gain (loss) per common share 0.04 (0.02) (0.32) 0.15 (0.23) Net income (loss) per common share $ 0.28 $ 0.22 $ (0.04) $ 0.44 $ 0.13

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Supplemental Schedule - Core Net Investment Income 18 We provide information relating to Core NII (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP NII, but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even if similar terms are used to identify such measures. Core NII represents GAAP NII adjusted for differences in applicable cash distributions received on our CLO equity and equity-related investments that have not been optionally redeemed relative to income recognized in accordance with GAAP. OFS Capital Management, LLC, our investment adviser, uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of the Company’s financial performance, identifying trends in its results, and providing meaningful period-to-period comparisons. Income from investments in the “equity” class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method; this is based on an estimated effective yield, at current amortized cost, to the expected redemption of the security utilizing assumed cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The result is an estimated effective yield for the investment in which the respective investment’s cost basis is adjusted quarterly based on the difference between the actual cash received, or distributions entitled to be received, and the income recognized via the estimated effective yield calculation. Accordingly, investment income recognized on CLO equity and equity-related securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as “CLO equity adjustments”). Therefore, management believes that Core NII may provide a useful indicator of distributable operating income, as this reflects a measure of potential cash availability, net of operating expenses, that could be utilized to cover distributions to common stockholders. We note that this non-GAAP measure has no bearing on the tax character of the common stock distributions made during the period, and future distributions are not guaranteed. A portion of current and future common stock distributions may consist of a return of capital for tax purposes. The actual tax character of our earnings cannot be finally determined until our tax return is prepared after the close of our taxable year. The following table provides a reconciliation of GAAP NII to Core NII for the fiscal quarters ended October 31, 2024 and July 31, 2024 (unaudited): Fiscal Quarter Ended October 31, 2024 July 31, 2024 Amount Per Share Amount Per Share Net investment income $ 4,484,096 $ 0.24 $ 3,858,977 $ 0.24 CLO equity adjustments 6,215,423 0.33 3,711,202 0.23 Core net investment income $ 10,699,519 $ 0.57 $ 7,570,179 $ 0.47